Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
10. FAIR VALUE OF FINANCIAL INSTRUMENTS
Recurring Fair Value Measurements
The following table summarizes information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy used to determine such fair values:

	June 30, 2021
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money Market funds in Cash and Cash Equivalents	$51,496	$—	$—	$51,496

Total Assets	$51,496	$—	$—	$51,496

Liabilities
Restricted Stock	$—	$—	$21,371	$21,371

Total Liabilities	$—	$—	$21,371	$21,371

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money Market funds in Cash and Cash Equivalents	$92,858	$—	$—	$92,858

Total Assets	$92,858	$—	$—	$92,858

Liabilities
Restricted Stock	$—	$—	$3,047	$3,047

Total Liabilities	$—	$—	$3,047	$3,047

Money market funds were valued by the Company using quoted prices in active markets for similar securities, which represent a Level 1 measurement within the fair value hierarchy.
The values for the restricted stock liability are based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy.
During the six months ended June 30, 2021, there were no transfers between Level 1, Level 2, and Level 3.
Warrants to Purchase Series
B-3
Preferred Stock
On July 5, 2019, in connection with the Series
B-2
Preferred Stock financing, the Company issued a Warrant to purchase up to 1,903,647 shares of Series
B-3
Preferred Stock at an exercise price of $11.5913 per share. The Warrants expire 10 years from the date of issuance and are exercisable for Vested Shares at any time up until the earlier of either the Expiration Date or the occurrence of a Deemed Liquidation Event.
The Warrants were accounted for as liabilities under ASC 480 because the underlying shares are contingently redeemable outside of the issuer’s control. The Warrants are considered freestanding financial instruments as they are separately exercisable and could be separately transferred from the Series
B-2
Preferred Stock in the related financing. Such warrant instruments were initially recorded and valued as a Level 3 liability and are accounted for at fair value with changes in fair value reported as a component of other income.
As of June 30, 2020, Management determined, upon evaluation of performance milestones that the vesting of the Warrants was not probable. As such, the Warrants were revalued at $0 as of June 30, 2021 and December 31, 2020. In addition, pursuant to the terms of the Merger Agreement, the Warrants are to be surrendered, terminated and cancelled immediately prior to, and contingent upon, the completion of the business combination.
Restricted Stock Awards
Changes in fair value will be recorded as compensation cost with a corresponding increase or decrease in the share-based liability. No restricted stock awards were exercised during the six months ended June 30, 2021.
The following table summarizes the change in fair value, as determined by Level 3 inputs, of restricted stock for the six months ended June 30, 2021.

Restricted Stock
(in thousands)
Balance at December 31, 2020	$3,047
Change relating to vesting at original issuance price	775
Change in fair value	26,385
Reclassification of restricted stock to equity (see Note 9)	(8,836)

Balance at June 30, 2021	21,371

The fair value of the Company’s Restricted Stock, including subsequent remeasurements, was estimated using an option pricing model using the following assumptions as of June 30, 2021 and December 31, 2020:

	June 30,	December 31,
	2021	2020
Fair Value of the underlying Instrument	$58.60	$6.70 - 13.01
Exercise Price	$9.31 - $9.48	$9.23 - $9.48
Time to liquidity event (in years)	6.1 - 7.1	5.6 - 7.1
Average volatility rate	55.0%	55.0%
Risk-free interest rate	0.93% - 1.27%	0.28% - 0.93%
The risk-free interest rate used is the rate for a U.S. Treasury zero coupon issue with a term consistent with the remaining contractual term of the restricted stock on the date of measurement. The Company based the expected term assumption on the actual remaining contractual term of the respective restricted stock as of the date of measurement. The expected volatility is based on historical volatilities from guideline companies, since there is no active market for the Company’s common stock. The exercise price is calculated based on a function of the purchase price of $8.32 per share multiplied by a compounding interest rate over the expected term consistent with the repayment term of the Promissory Note. As of December 31, 2020, the fair value on the date of measurement of the common stock, the underlying instrument, was estimated by management with the assistance of a third-party valuation specialist.
As a result of the pending merger with RAAC, management determined that the fair value of the common stock, the underlying instrument, should approximate the fair value of RAAC’s common stock as of the date of measurement and resulted in compensation expense of approximately $4.2 million and $27.2 million for the three and six months ended June 30, 2021. As a result of the pending merger with RAAC, management determined that the fair value of the common stock, the underlying instrument, should approximate the fair value of RAAC’s common stock as of the date of measurement on June 30, 2021. Each unit of Restricted Stock can be exchanged for a single share of Berkshire Grey common stock. Upon the effective date of the merger, any shares held by stockholders of Berkshire Grey will be cancelled and converted into the right to receive a number of newly issued shares of RAAC Class A common stock based on a conversion formula as defined in the Merger Agreement. The Company calculated the conversion ratio based on this formula with inputs known as of June 30, 2021 and applied this ratio to the closing price of RAAC’s current common stock on June 30, 2021 in order to determine the fair value price of a share of the underlying instrument.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS
Recurring Fair Value Measurements
The following table summarizes information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy used to determine such fair values:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money Market funds in Cash and Cash Equivalents	$92,858	$—	$—	$92,858

Total Assets	$92,858	$—	$—	$92,858

Liabilities:
Restricted Stock	$—	$—	$3,047	$3,047
Warrants	—	—	—	—

Total Liabilities	$—	$—	$3,047	$3,047

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Money Market funds in Cash and Cash Equivalents	$159,141	$—	$—	$159,141

Total Assets	$159,141	$—	$—	$159,141

Liabilities:
Restricted Stock	$—	$—	$350	$350
Warrants	—	—	3,922	3,922

Total Liabilities	$—	$—	$4,272	$4,272

Money market funds were valued by the Company using quoted prices in active markets for similar securities, which represent a Level 1 measurement within the fair value hierarchy.
The values for the warrant and restricted stock liabilities are based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy.
During the years ended December 31, 2020 and 2019, there were no transfers between Level 1, Level 2, and Level 3.
Warrants to Purchase Series
B-3
Preferred Stock
On July 5, 2019, in connection with the Initial Closing of the Series
B-2
Preferred Stock financing, the Company issued a Warrant to purchase up to 1,903,647 shares of Series
B-3
Preferred Stock at an exercise price of $11.5913 per share. The Warrants expire 10 years from the date of issuance and are exercisable for Vested Shares at any time up until the earlier of either the Expiration Date or the occurrence of a Deemed Liquidation Event.
The Warrants are accounted for as liabilities under ASC 480 because the underlying shares are contingently redeemable outside of the issuer’s control. The Warrants are considered freestanding financial instruments as they are separately exercisable and could be separately transferred from the Series
B-2
Preferred Stock in the related financing. Such warrant instruments are initially recorded and valued as a Level 3 liability and are accounted for at fair value with changes in fair value reported as a component of other income. There were no changes in the methodology to value the Warrants during 2020.
The following table summarizes the change in fair value, as determined by Level 3 inputs, of the Warrants for the years ended December 31, 2020 and 2019:

Warrants
(in thousands)
Balance at December 31, 2018	$—
Issuance of Series B-3 Preferred Stock Warrants	4,063
Change in fair value	(141)

Balance at December 31, 2019	3,922
Change in fair value	(3,922)

Balance at December 31, 2020	$—

The fair value of the Warrants to purchase shares of the Company’s Series
B-3
Preferred Stock at an exercise price of $11.59 per share, including subsequent remeasurements, was estimated using the Black-Scholes Option Pricing Model using the following assumptions:

2019
Fair Value of the underlying Instrument	$4.19 – $4.43
Time to liquidity event (in years)	3.0
Average volatility rate	55.0%
Risk-free interest rate	1.62%
As of June 30, 2020, Management determined, upon evaluation of performance milestones that the vesting of the Warrants was not probable. As such, the Warrants were revalued at $0 for the year ended December 31, 2020.
The risk-free interest rate used is the rate for a U.S. Treasury zero coupon issue with a term consistent with the remaining contractual term of the warrant on the date of measurement. The Company has not paid, and does not expect to pay, any cash dividends in the foreseeable future. The Company based the expected term assumption on the actual remaining contractual term of the respective Warrants as of the date of measurement. The expected volatility is based on historical volatilities from guideline companies, since there is no active market for the Company’s common stock. The fair value on the date of measurement of the Series
B-3
Preferred Stock, the underlying instrument, was estimated by management with the assistance of a third-party valuation specialist.
Restricted Stock Awards
In October 2019, the Company granted 1,191,872 shares of common stock (the “Restricted Stock”) at a purchase price of $8.32 per share that was purchased using the proceeds of a Promissory Note. Such shares are treated as stock options for accounting purposes and classified as a liability. Changes in fair value will be recorded as compensation cost with a corresponding increase or decrease in the share-based liability. No restricted stock awards were exercised during the years ended December 31, 2020 and 2019.
The following table summarizes the change in fair value, as determined by Level 3 inputs, of restricted stock for the years ended December 31, 2020 and 2019:

Restricted Stock
(in thousands)
Balance at December 31, 2018	$—
Issuance of Restricted Stock	350
Change in fair value	—

Balance at December 31, 2019	350
Change relating to vesting at original issuance price	2,098
Change in fair value	599

Balance at December 31, 2020	$3,047

The fair value of the Company’s Restricted Stock, including subsequent remeasurements, was estimated using an option pricing model using the following assumptions:

	Years Ended December 31,
	2020	2019
Fair Value of the underlying Instrument	$6.70 – $13.01	$8.32
Exercise Price	$9.23 – $9.48	$9.23 – $9.34
Time to liquidity event (in years)	5.6 – 7.1	5.6 – 6.3
Average volatility rate	55.0%	55.0%
Risk-free interest rate	0.28 – 0.93%	1.69 – 1.72%
The risk-free interest rate used is the rate for a U.S. Treasury zero coupon issue with a term consistent with the remaining contractual term of the restricted stock on the date of measurement. The Company based the expected term assumption on the actual remaining contractual term of the respective restricted stock as of the date of measurement. The expected volatility is based on historical volatilities from guideline companies, since there is no active market for the Company’s common stock. The exercise price is calculated based on a function of the purchase price of $8.32 per share multiplied by a compounding interest rate over the expected term consistent with the repayment term of the Promissory Note. The fair value on the date of measurement of the common stock, the underlying instrument, was estimated by management with the assistance of a third-party valuation specialist.